Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Breakdown and Composition of Intangible Assets	Breakdown and composition of intangible assets
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	As of 12/31/2023	Additions	Amortizations	As of 12/31/2024		Historical cost	Accumulated amortization
Goodwill	618	-	-	618		871	(253)
Software	63	42	(23)	82	=	221	(139)
Commercial rights	4,452	-	(8)	4,444		4,491	(47)
Trade name	39	-	-	39		39	-
	5,172	42	(31)	5,183		5,622	(439)

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	As of 12/31/2022	Additions	Amortizations	Write- offs	Transfers	As of 12/31/2023		Historical cost	Accumulated amortization
Goodwill	618	-	-	-	-	618		871	(253)
Software	76	30	(43)	(1)	1	63	=	181	(118)
Commercial rights	4,267	192	(7)	-	-	4,452		4,491	(39)
Trade name	39	-	-	-	-	39		39	-
	5,000	222	(50)	(1)	1	5,172		5,582	(410)

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	As of 12/31/2021	Additions	Amortizations	As of 12/31/2022		Historical cost	Accumulated amortization
Goodwill	618	-	-	618		871	(253)
Software	75	18	(17)	76	=	151	(75)
Commercial rights (i)	1,136	3,139	(8)	4,267		4,299	(32)
Trade name	39	-	-	39		39	-
	1,868	3,157	(25)	5,000		5,360	(360)

(i)	In the year ended December 31, 2022, includes commercial rights related to 46 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$3,130 and in the year ended December 31, 2021, includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798 (see note 1.2).

Schedule Additions to Intangible Assets for Cash Flow Presentation Purpose are as Follows	Additions to intangible assets for cash flow presentation purpose are as follows
	2024	2023	2022
Additions	42	222	3,157
Financing of intangible assets – Additions	-	(175)	(3,130)
Financing of intangible assets – Payments	-	122	609
	42	169	636